Unrecognized contractual commitments (excluding Orange Bank) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of unrecognized contractual commitments [line items]
Schedule of operating leases and maturities

(in millions of euros)	Minimum future
lease payments
Property lease commitments	459
o/w technical activities	21
o/w shops/offices activities	438

Maturities are set forth below:

(in millions of euros)	Minimum	Less than	1-2	2-3	3-4	4-5	More than
	future	one year	years	years	years	years	five years
	lease
	payments
Property lease commitments	459	52	47	44	43	41	232

Telecom activities, operating segment [member]
Disclosure of unrecognized contractual commitments [line items]
Schedule of commitments relating to operating activities

(in millions of euros)	Total	Less than	From one	More than
		one year	to five years	five years
Operating activities commitments	13,720	4,007	4,695	5,018
Operating leases commitments	489	66	191	233
Handsets purchase commitments	568	557	9	2
Transmission capacity purchase commitments	1,767	202	522	1,043
Other goods and services purchase commitments	3,240	928	1,428	884
Investment commitments	1,739	498	820	422
Public initiative networks commitments	4,423	1,160	1,424	1,839
Guarantees granted to third parties in the ordinary course of business	1,493	596	302	595

Schedule of assets covered by commitments

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019	2018
Assets held under finance leases	716	636	574
Non-current pledged, mortgaged or receivership assets(1)	20	366	453
Collateralized current assets	2	2	21
Total	739	1,004	1,048

(1)	Non-current pledged, mortgaged or receivership assets are shown excluding cash collateral deposits, which are presented in Note 13.7.

Non-current pledged or mortgaged assets comprise the following assets given as guarantees:

December 31, 2020	Total in statement of	Amount of asset pledged,	Percentage
(in millions of euros)	financial position (a)	mortgaged or receivership (b)	(b)/(a)
Intangibles assets, net (excluding goodwill)	15,042	18	0%
Property, plant and equipment, net	29,069	1	0%
Non-current financial assets	1,516	—	—
Other(1)	35,627	—	—
Total	81,255	20	0%

(1)	This item mainly includes net goodwill, interests in associates, net deferred tax assets, non-current derivatives assets and rights of use.